INCOME TAXES - Schedule of Income Tax Expense benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INCOME TAXES
Current income tax expense	¥ (7,397)		¥ (4,478)	¥ (16,058)
Withholding tax expense				(25,672)
Deferred income tax benefit	42,431	$ 6,503	46,037	46,595
Total	¥ 35,034	$ 5,369	¥ 41,559	¥ 4,865